Other income and other expenses - Other operating income (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other income and other expenses
Exchange gains	€ 3,326,593	€ 911,779	€ 1,297,223
Damages/insurance proceeds	12,282	21,224	15,099
Bargain purchase gain			2,992,660
Miscellaneous other operating income	1,630,159	1,425,994	717,495
Total	4,969,034	2,358,997	5,022,477
Tooling income	492,000	€ 771,000
ECL reduction	326,000
Income from release of other liabilities	€ 274,000
Tooling and non‑recurring engineering and testing charges			345,000
Other accrual release income			77,000
Indemnities income			€ 70,000